ADVANCED SERIES TRUST

Supplement dated September 25, 2007 to the Statement of Additional Information dated May 1, 2007

This Supplement sets forth changes to the Statement of Additional Information, dated May 1, 2007 (the SAI), of Advanced Series Trust (the Trust). All of the Trust Portfolios discussed in this Supplement may not be available under your variable contract.  For more information about the Trust Portfolios available under your contract, please refer to your contract prospectus.  The following should be read in conjunction with the SAI and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the SAI.

A. Effective on or about October 1, 2007, the information relating to LSV Asset Management (LSV) in the table entitled “Portfolio Subadvisers & Fee Rates” appearing in the section of the SAI entitled “Management & Advisory Arrangements—Subadvisers” and any accompanying footnotes are hereby deleted and replaced with the following information.

Portfolio Name	Advisory Fee
AST International Value Portfolio of Advanced Series Trust (formerly AST LSV International Value Portfolio)

0.45% of average daily net assets to $150 million; 0.425% of average daily net assets from $150 million to $300 million; 0.40%of average daily net assets from $300 million to $450 million; 0.375% of average daily net assets from $450 million to $750 million; and 0.35% of average daily net assets over $750 million*

AST Advanced Strategies Portfolio of Advanced Series Trust

0.45% of average daily net assets to $150 million; 0.425% of average daily net assets from $150 million to $300 million; 0.40%of average daily net assets from $300 million to $450 million; 0.375% of average daily net assets from $450 million to $750 million; and 0.35% of average daily net assets over $750 million**

* For purposes of calculating the advisory fee payable to LSV, the assets managed by LSV in the AST International Value Portfolio of Advanced Series Trust (formerly AST LSV International Value Portfolio) will be aggregated with the assets managed by LSV in: (i) the AST Advanced Strategies Portfolio of Advanced Series Trust; (ii) the SP International Value Portfolio of The Prudential Series Fund (formerly SP LSV International Value Portfolio); (iii) the Global Portfolio of The Prudential Series Fund; (iv) the International Equity Portfolio of the Target Portfolio Trust; (v) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); (vi) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); (vii) the Dryden International Value Fund of Prudential World Fund, Inc. (formerly the Strategic Partners International Value Fund); and (viii) and any other portfolio subadvised by LSV on behalf of AST Investment Services, Inc. (AST) and/or Prudential Investments LLC (PI) pursuant to substantially the same investment strategy.

** For purposes of calculating the advisory fee payable to LSV, the assets managed by LSV in the AST Advanced Strategies Portfolio of Advanced Series Trust will be aggregated with the assets managed by LSV in: (i) the AST International Value Portfolio of Advanced Series Trust (formerly AST LSV International Value Portfolio); (ii) the SP International Value Portfolio of The Prudential Series Fund (formerly SP LSV International Value Portfolio); (iii) the Global Portfolio of The Prudential Series Fund; (iv) the International Equity Portfolio of the Target Portfolio Trust; (v) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); (vi) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); (vii) the Dryden International Value Fund of Prudential World Fund, Inc. (formerly the Strategic Partners International Value Fund); and (viii) and any other portfolio subadvised by LSV on behalf of AST and/or PI pursuant to substantially the same investment strategy.

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